Long-term Debt - Summary of Principal Installments of Other Long-Term Debt Payable during the Subsequent Years (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 1,888,874
Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	174,351
1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	209,523
More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,505,000
Unsecured Revolving Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	23,906
Unsecured Revolving Facility | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Revolving Facility | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	23,906
Unsecured Revolving Facility | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Debenture
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	151,023
Unsecured Debenture | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	151,023
Unsecured Debenture | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Debenture | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Senior Notes
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,655,000
Unsecured Senior Notes | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Unsecured Senior Notes | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	150,000
Unsecured Senior Notes | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	1,505,000
Conditional Sales Contracts
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	54,253
Conditional Sales Contracts | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	22,974
Conditional Sales Contracts | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	31,279
Conditional Sales Contracts | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	0
Other Long-term Debt
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	4,692
Other Long-term Debt | Less than 1 Year
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	354
Other Long-term Debt | 1 to 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	4,338
Other Long-term Debt | More than 5 Years
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal installments of other long-term debt payable	$ 0